Investments	12 Months Ended
Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Investments	Investments
Marketable Equity Securities
We hold investments in marketable equity securities that have readily determinable fair values. Since January 1, 2018, these investments are reported at fair value with gains and losses recorded in earnings.
As of December 31, 2020, our investments in marketable equity securities totaled $117.5 million, of which $117.2 million are included in short-term investments and $0.3 million are included in other long-term assets in the accompanying consolidated balance sheet, as follows:

	Short-Term			Long-Term
(in thousands, except shares held)	Invitae Corporation (Invitae)	OncoCyte Corporation (OncoCyte)	Oncimmune Holdings plc (Oncimmune)	HTG Molecular Diagnostics, Inc (HTGM)
Shares held	2,769,189	88,101	560,416	55,556
Cost basis	$—	$—	$—	$2,000
Fair value	$115,780	$211	$1,258	$266
Total cumulative unrealized gain (loss)	$115,780	$211	$1,258	$(1,734)
In 2020, HTGM completed a 15:1 reverse stock split.
In 2020, we received 2.4 million shares of Invitae as part of the initial consideration for the sale of our ArcherDX shares, followed by an earn-out of an additional 0.4 million Invitae shares. Additionally in 2020, we received 0.1 million shares in OncoCyte. These transactions are discussed further below. In February 2021, we sold 2.4 million shares of Invitae for $101.5 million.
During the year ended December 31, 2020, unrealized losses recognized for the change in fair market value of all marketable equity securities totaled $5.7 million of which $5.4 million is attributable to short-term investments and $0.3 million to long-term investments.
As of December 31, 2019, these marketable securities are included in other long-term assets in the accompanying consolidated balance sheet as follows:

	Long-Term
(in thousands, except shares held)	Oncimmune	HTGM
Shares held	560,416	833,333
Cost basis	$—	$2,000
Fair value	$285	$585
Total cumulative unrealized gain (loss)	$285	$(1,415)
During 2019, we received 0.6 million shares in Oncimmune in settlement of a zero-book value financial instrument held with a third party. On the date of receipt, these shares held a fair value of $0.7 million which was recorded as a gain in other income, net for the year ended December 31, 2019.
During the years ended December 31, 2019 and 2018 unrealized losses recognized for the change in fair market value of all marketable equity securities totaled $2.1 million and $0.1 million, respectively.
Non-Marketable Investments
We have made strategic investments in certain privately-held companies without readily determinable market values.
Non-Marketable Investments Accounted for Under the Equity Method
A summary of our non-marketable investments accounted for as equity method investments is as follows:

	Ownership Percentage	Equity investments as of December 31,		Share of income (loss) for the years ended December 31,
($ in thousands)		2020	2019	2020	2019	2018
PreAnalytiX GmbH	50.00%	$4,761	$5,452	$3,070	$3,971	$4,062
Suzhou Fuda Business Management and Consulting Partnership	33.67%	3,301	3,100	—	—	—
Apis Assay Technologies Ltd	19.00%	1,940	719	1,221	(51)	—
TVM Life Science Ventures III	3.10%	1,545	1,219	630	(330)	—
Hombrechtikon Systems Engineering AG	19.00%	(530)	(761)	97	(1,124)	(668)
MAQGEN Biotechnology Co., Ltd	40.00%	—	—	—	(383)	(579)
Biotype Innovation GmbH	0.00%	—	—	—	—	(123)
Pyrobett	0.00%	—	—	—	—	(100)
		$11,017	$9,729	$5,018	$2,083	$2,592
TVM Life Science Ventures III is a limited partnership and we account for our 3.1% investment under the equity method as we have the ability to exercise significant influence over the limited partnership. Of the $11.0 million of non-marketable investments accounted for as equity method investments, $11.5 million is included in other long-term assets and $0.5 million, where we are committed to fund losses, is included in other long-term liabilities in the accompanying consolidated balance sheet as of December 31, 2020.
During the year ended December 31, 2019, we recorded an impairment of $4.8 million in other income, net in the accompanying consolidated statements of income, following changes in circumstances of MAQGEN Biotechnology Co., Ltd that indicated the carrying value was no longer recoverable. Accordingly, the investment was fully impaired.
In 2018, we recorded impairments totaling $6.1 million in other income, net in the accompanying consolidated statements of income, following changes in the investees' circumstances that indicated the carrying value was no longer recoverable.
Three of our equity method investments are variable interest entities and we are not the primary beneficiary as we do not hold the power to direct the activities that most significantly impact the economic performance. Therefore, these investments are not consolidated. As of December 31, 2020, these investments had a total net carrying value of $3.0 million, of which $3.5 million is included in other long-term assets and $0.5 million is included in other long-term liabilities in the accompanying consolidated balance sheet. As of December 31, 2019, these investments held a balance of $1.2 million, of which $1.9 million is included in other long-term assets and $0.8 million is included in other long-term liabilities in the accompanying consolidated balance sheet. These balances represent our maximum exposure to loss.
Non-Marketable Investments Not Accounted for Under the Equity Method
At December 31, 2020 and 2019, we had investments in non-publicly traded companies that do not have readily determinable fair values with carrying amounts that totaled $4.1 million and $70.8 million, respectively. The changes in these investments which are measured at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer for the years ended December 31, 2020 and 2019 are as follows:

(in thousands)	2020	2019
Balance at beginning of year	$70,849	$59,484
Full acquisition of equity securities	(41,001)	—
Sale of equity securities	(23,812)	—
Loss on sale of equity securities	(2,250)	—
Impairments	(398)	—
Cash investments in equity securities, net	173	3,619
Net increases due to observable price changes	—	7,760
Foreign currency translation adjustments	581	(14)
Balance at end of year	$4,142	$70,849
2020 Changes in Non-Marketable Investments Not Accounted for Under the Equity Method
During 2020, we acquired the remaining shares of NeuMoDx as further discussed in Note 5 "Acquisitions and Divestitures".
In 2020, Invitae Corporation ("Invitae"), a publicly traded company (NVTA), completed the acquisition of ArcherDX, Inc. ("ArcherDX"), a company in which we held an approximate 8% investment. In exchange for our shares in ArcherDX, we initially received cash of $21.1 million and 2.4 million shares in Invitae followed by an additional 0.4 million shares for milestone achievement. For the year ended December 31, 2020, we recognized a total gain of $123.3 million in other income, net in the accompanying consolidated statement of income as a result of this transaction. We are entitled to up to 1.7 million additional Invitae shares subject to milestone achievement.
We sold an investment with a carrying value of $2.5 million in exchange for cash of $0.3 million including the shares in OncoCyte, as discussed above. A loss of $2.3 million was recognized in other income, net in the accompanying consolidated statement of income on the sale of this investment.
We sold another investment for its book value and received $3.7 million in cash.
In 2020, we recorded a $0.4 million impairment in other income, net in the accompanying consolidated statement of income due following indications that the carrying value was no longer recoverable. Accordingly, the investment was fully impaired.
For non-marketable investments not accounted for under the equity method as of December 31, 2020, cumulative upward adjustments for price changes was $0.7 million. These adjustments were due to equity offerings at a higher price from the issuer in orderly transactions for identical or similar investments as those we hold.